SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Interest income	$ 283,416	$ 317,509	$ 1,075,094	$ 112,619
Allowance for doubtful accounts	95,102		169,968
Advertising expenses	$ 682,166	$ 711,630	$ 2,782,944	$ 3,367,608
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk, percentage	24.00%	24.00%	26.00%	29.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk, percentage	26.00%	22.00%	23.00%	24.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk, percentage	23.00%	25.00%	23.00%	23.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%		11.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | No Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%		10.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration risk, percentage		18.00%		14.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentration risk, percentage				12.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk, percentage	24.00%	17.00%	17.00%	26.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk, percentage	26.00%	28.00%	28.00%	24.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk, percentage	23.00%	26.00%	26.00%	22.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	13.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration risk, percentage	13.00%		12.00%	19.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentration risk, percentage	13.00%		15.00%	14.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentration risk, percentage				14.00%